SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of supplementary cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of supplementary cash flow information [abstract]
Accounts receivable	$ 7,409	$ 713
Inventories	(11,292)	(4,634)
Prepaids	(1,584)	(1,326)
Accounts payable and accrued liabilities	2,967	(463)
Interest payable	(7)	(17)
Income tax payable	(820)	(887)
Net change in working capital	(3,327)	(6,614)
Non-cash investing and financing activities
Assets acquired under capital lease	4,267	1,780
ROU assets	$ 3,864	$ 9,355